GOLDMAN SACHS TRUST
Goldman Sachs Single Sector Fixed Income Funds
Class A, Class C, Institutional, Investor, Class P and Class R6 Shares of the
Goldman Sachs Local Emerging Markets Debt Fund
(the “Fund”)
Supplement dated August 29, 2023 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated July 28, 2023
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s name, investment objective, principal investment strategy and benchmark index. The Fund’s name will change to the “Goldman Sachs Emerging Markets Credit Fund.” The Fund’s benchmark index will change from the J.P. Morgan Government Bond Index (GBI‑EMSM)—Emerging Markets Global Diversified to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified. In connection with these changes, Nicholas Saunders, Managing Director, Global Co‑Head of Emerging Markets Debt, will become a portfolio manager of the Fund. He will replace Angus Bell. Kay Haigh, Managing Director, Global Co‑Head of Emerging Markets Debt, will continue to serve as a portfolio manager of the Fund. These changes will be effective after the close of business on October 31, 2023 (the “Effective Date”).
After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in corporate, quasi-sovereign and sovereign debt securities and other instruments of issuers in emerging market countries. Beginning immediately, however, the Investment Adviser intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the Effective Date or shortly thereafter. Such transition will allow the Fund to minimize transaction costs. These changes may increase certain risks of investing in the Fund.
The Fund will experience higher portfolio turnover (i.e., the purchase and sale of securities and other instruments) as the Investment Adviser implements these changes to the investment strategy. A higher rate of portfolio turnover will result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Local Emerging Markets Debt Fund” are replaced with “Goldman Sachs Emerging Markets Credit Fund.”
All references to Angus Bell in the Prospectuses, Summary Prospectuses and SAI will be deleted in their entirety.
The following replaces in its entirety the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Investment Objective” section of the Prospectuses and “Investment Objective” section of the Summary Prospectuses:
The Goldman Sachs Emerging Markets Credit Fund (the “Fund”) seeks total return consisting of income and capital appreciation.
The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the “Fees and Expenses of the Fund” section of the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%		0.80%	0.80%		0.80%		0.80%
Distribution and/or Service (12b‑1) Fees	0.25%		0.75%	None		None		None
Other Expenses	1.44%		1.69%	1.36%		1.44%		1.35%
Service Fees	None		0.25%	None		None		None
All Other Expenses	1.44%		1.44%	1.36%		1.44%		1.35%
Acquired Fund Fees and Expenses	0.02%		0.02%	0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	2.51%		3.26%	2.18%		2.26%		2.17%
Fee Waiver and Expense Limitation[2]	(1.34%	)	(1.34% )	(1.31%	)	(1.34%	)	(1.31%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.17%		1.92%	0.87%		0.92%		0.86%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund. These arrangements will remain in effect through at least July 29, 2025, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnote in the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the “Fees and Expenses of the Fund” section of the Class P Summary Prospectus:

	Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Other Expenses	1.35%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.17%
Fee Waiver and Expense Limitation[1]	(1.31%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.86%

[1]
The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least July 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the “Expense Example” section of the Multi-Class Summary Prospectus:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$564	$1,074	$1,610	$3,071

Class C Shares	$295	$879	$1,587	$3,467

Institutional Shares	$89	$556	$1,049	$2,410

Investor Shares	$94	$577	$1,088	$2,491

Class R6 Shares	$88	$553	$1,044	$2,400

Class C Shares
– Assuming no redemption	$195	$879	$1,587	$3,467

The following replaces in its entirety the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Expense Example” section of the Class P Prospectus and the “Expense Example” section of the Class P Summary Prospectus:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$88	$553	$1,044	$2,400

The following replaces in its entirety the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in corporate, quasi-sovereign, and sovereign debt securities and other instruments of issuers in emerging market countries. Such instruments may include exchange-traded funds (“ETFs”), structured securities and other investments with similar economic exposures.
The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process.
Emerging markets debt securities may include (without limitation) fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper) and collateralized debt and loan obligations.
The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs.
The Fund intends to use structured securities and derivative instruments, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries, currencies, issuers or indices.
The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated.

Moreover, many of the issuers of corporate or other privately issued debt obligations in which the Fund invests will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so‑called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations.
For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. An emerging market country issuer is an issuer economically tied to one or more emerging market countries. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.
The Fund may invest up to 20% of its Net Assets in equity and/or equity related securities and corporate, quasi-sovereign and sovereign debt securities and other instruments of issuers in developed market countries. The Fund may also hold significant amounts of U.S. Treasuries, affiliated money market funds and cash.
The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended July 31, 2023, the duration of this index has ranged between 4.14 and 4.73 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Fund’s benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged).
THE FUND IS NON‑DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
In the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund”

section of the Summary Prospectuses, “Non‑Hedging Foreign Currency Trading Risk” is removed.
The following is added to the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:
Call/Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a broad-based securities market index. Through October 31, 2023, the Fund had been known as the Goldman Sachs Local Emerging Markets Debt Fund, and certain of its principal investment strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the J.P. Morgan Government Bond Index (GBI‑EMSM)—Emerging Markets Global Diversified (Gross, USD, Unhedged) to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged). The Investment Adviser believes that the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s principal investment strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index. Through October 31, 2023, the Fund had been known as the Goldman Sachs Local Emerging Markets Debt Fund, and certain of its principal investment strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the J.P. Morgan Government Bond Index (GBI‑EMSM)—Emerging Markets Global Diversified (Gross, USD, Unhedged) to the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged). The Investment Adviser believes that the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s principal investment strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the appropriate phone number on the back cover of the Prospectus.
The following is added as the last row in the table under “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Performance—Average Annual Total Return” in the Multi-Class Prospectus and under “Performance—Average Annual Total Return” in the Multi-Class Summary Prospectuses:

For the period ended December 31, 2022	1 Year	5 Years	10 Years	Inception Date
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged) (reflects no deduction for fees or expenses)	–12.26%	1.08%	2.81%
The following is added as the last row in the table under “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Performance—Average Annual Total Return” in the Class P Prospectus and under “Performance—Average Annual Total Return” in the Class P Summary Prospectuses:

For the period ended December 31, 2022	1 Year	Since Inception	Inception Date
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged) (reflects no deduction for fees or expenses)	–12.26%	6.80%
The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:
Portfolio Managers: Kay Haigh, Managing Director, Global Co‑Head of Emerging Markets Debt, has managed the Fund since 2020; and Nicholas Saunders, Managing Director, Global Co‑Head of Emerging Markets Debt, has managed the Fund since October 2023.

The following replaces in its entirety the “Investment Management Approach—Investment Objectives” section of the Prospectuses:
The Emerging Markets Debt Fund seeks a high level of total return consisting of income and capital appreciation. The High Yield Fund seeks a high level of current income and may also consider the potential for capital appreciation. The High Yield Floating Rate Fund seeks a high level of current income. The Investment Grade Credit Fund seeks a high level of total return consisting of capital appreciation and income. The Emerging Markets Credit Fund seeks total return consisting of income and capital appreciation. Each Fund’s investment objective may be changed without shareholder approval upon 60 days’ notice.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Local Emerging Markets Debt Fund” section of the Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its Net Assets in corporate, quasi-sovereign and sovereign debt securities and other instruments of issuers in emerging market countries. Such instruments may include ETFs, structured securities and other investments with similar economic exposures.
The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget.
Emerging markets debt securities may include (without limitation) fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper) and collateralized debt and loan obligations.
The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs.
The Fund intends to use structured securities and derivative instruments, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries, currencies, issuers or indices.
The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, many of the issuers of corporate or other privately issued debt obligations in which the Fund invests will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so‑called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations.
For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in

Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.
An emerging market country issuer is an issuer economically tied to one or more emerging market countries. In determining whether an issuer is economically tied to a particular country, the Investment Adviser will consider whether the issuer:
⬛	Has a class of securities whose principal securities market is in that country;
⬛	Has its principal office in that country;
⬛	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in that country;
⬛	Maintains 50% or more of its assets in that country; or
⬛
Is otherwise determined to be economically tied to that country by the Investment Adviser in its discretion. For example, the Investment Adviser may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Investment Adviser may rely on these classifications, it is not required to do so.

Shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.
The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended July 31, 2023, the duration of this index has ranged between 4.14 and 4.73 years.
The Fund may invest up to 20% of its Net Assets in equity and/or equity related securities and corporate, quasi-sovereign and sovereign debt securities and other instruments in issuers in developed market countries. The Fund may also hold significant amounts of U.S. Treasuries, affiliated money market funds and cash.
The Fund’s benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged). The J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified (Gross, USD, Unhedged) tracks total returns of U.S. dollar-denominated debt instruments issued by corporate entities in emerging market countries.
THE FUND IS NON‑DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The following replaces in its entirety the “Goldman Sachs Local Emerging Markets Debt Fund” column in the “Risks of the Fund” section of the Prospectuses:

✓	Principal Risk
•	Additional Risk

Goldman Sachs Emerging Markets Credit Fund

Call/Prepayment	✓

Collateralized Loan Obligations and Other Collateralized Debt Obligations	•

Conflict of Interest

Counterparty	✓

Credit/Default	✓

Currency

Cybersecurity	•

Derivatives	✓

Distressed Debt	•

Emerging Countries	✓

ESG Integration	•

Extension	•

Floating and Variable Rate Obligations	•

Foreign	✓

Geographic	•

Interest Rate	✓

Large Shareholder Transactions	✓

Leverage	•

Liquidity	✓

Loan-Related Investments	•

Management	•

Market	✓

Mortgage-Backed and Other Asset-Backed Securities

Municipal Securities	•

NAV	•

Non‑Diversification	✓

Non‑Hedging Foreign Currency Trading	•

Non‑Investment Grade Fixed Income Securities	✓

Other Investment Companies	✓

Reverse Repurchase Agreements

Sector	•

Sovereign Default

Economic	✓

Political	✓

Repayment	✓

U.S. Government Securities	•

The following replaces in its entirety the fourth paragraph in the “Service Providers—Management Fees and Other Expenses” section of the Prospectuses:
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004%, 0.004%, 0.104%, 0.004% and 0.004% of the average daily net assets for the Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit and Emerging Markets Credit Funds, respectively, through at least July 28, 2024 (or, with respect to the Emerging Markets Credit Fund, July 29, 2025), and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
The following replaces in its entirety the second row in the table in the “Service Providers—Fund Managers” section of the Prospectuses:

Nicholas Saunders Managing Director	Portfolio Manager— Emerging Markets Debt Fund Emerging Markets Credit Fund	Since 2023 October 2023	Mr. Saunders is Head of the Emerging Markets Corporate Debt team and a member of the Fixed Income Portfolio Management team. He joined the Investment Adviser in 2001.

The following replaces in its entirety the third paragraph in the “Service Providers—Distributor and Transfer Agent” section of the Multi-Class Prospectus:
Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Credit Fund and 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund through at least July 28, 2024 (or, with respect to the Emerging Markets Credit Fund, July 29, 2025), and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

The following row is added under “Local Emerging Markets Debt Fund” in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Nicholas Saunders	54	$21,961	116	$36,439	6,304	$302,968	—	$—	12	$538	5	$3,724
This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

SSFI5TBDSTK 08‑23